Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal exchange rates used to translate other currencies
The principal exchange rates used to translate other currencies into Euro were as follows:

	2017		2016		2015
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (U.S.$)	1.130	1.199	1.107	1.054	1.109	1.089
Brazilian Real (BRL)	3.605	3.973	3.857	3.431	3.699	4.312
Chinese Renminbi (CNY)	7.629	7.804	7.352	7.320	6.972	7.061
Canadian Dollar (CAD)	1.465	1.504	1.466	1.419	1.418	1.512
Mexican Peso (MXN)	21.329	23.661	20.664	21.772	17.611	18.915
Polish Zloty (PLN)	4.257	4.177	4.363	4.410	4.184	4.264
Argentine Peso (ARS)	18.683	22.595	16.327	16.707	10.271	14.136
Pound Sterling (GBP)	0.877	0.887	0.819	0.856	0.726	0.734
Swiss Franc (CHF)	1.112	1.170	1.090	1.074	1.068	1.084

Disclosure of detailed information about property, plant and equipment
During years ended December 31, 2017, 2016 and 2015, assets were depreciated on a straight-line basis over their estimated useful lives using the following rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2016	€900	€8,108	€43,908	€2,734	€4,086	€59,736
Additions	6	303	3,330	453	1,617	5,709
Divestitures	(11)	(22)	(729)	(70)	(11)	(843)
Translation differences	57	431	1,749	120	225	2,582
Transfer to Assets held for sale	—	—	(92)	(10)	—	(102)
Other changes	(4)	110	2,223	(4)	(2,269)	56
At December 31, 2016	948	8,930	50,389	3,223	3,648	67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Accumulated depreciation and impairment losses at January 1, 2016	44	2,782	28,000	1,443	13	32,282
Depreciation	—	309	3,582	307	—	4,198
Divestitures	(5)	(12)	(697)	(63)	(1)	(778)
Impairment losses and asset write-offs	—	44	25	1	3	73
Translation differences	2	93	875	64	1	1,035
Transfer to Assets held for sale	—	—	(77)	(8)	—	(85)
Other changes	—	(3)	(14)	—	(1)	(18)
At December 31, 2016	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Carrying amount at December 31, 2016	€907	€5,717	€18,695	€1,479	€3,633	€30,431
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014

Disclosure of sensitivity analysis for actuarial assumptions
At December 31, 2017, the effect of the indicated decreases or increases in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	30	54
10 basis point / (100 basis point for TFR) increase in discount rate	(30)	(47)
100 basis point decrease in health care cost trend rate	(45)	—
100 basis point increase in health care cost trend rate	54	—
At December 31, 2017, the effect on the defined benefit obligation of the indicated decrease or increase in the discount rate holding all other assumptions constant was as follows:

Effect on pension benefit obligation
( € million)
10 basis point decrease in discount rate	306
10 basis point increase in discount rate	(299)